Stockholders' Equity - Equity Incentive Plans - Summary of the Company's stock option activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options Outstanding
Beginning balance	453,590	1,770,584	2,531,984
Exercised	(31,505)	(1,190,720)	(467,723)
Forfeited	(568,175)	(126,274)	(293,677)
Ending balance	5,176,366	453,590	1,770,584
Weighted Average Exercise Price
Beginning balance	$ 0.56	$ 0.33	$ 0.41
Exercised	1.23	0.14	0.14
Forfeited	2.72	0.86	1.34
Ending balance	$ 2.55	$ 0.56	$ 0.33
Granted	5,322,456	0	0